SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)						3 Months Ended		12 Months Ended
		Sep. 23, 2025	Aug. 01, 2025	Apr. 22, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting Information [Line Items]
Revenues, net						$ 15,768,796	$ 22,853		$ 10,297,778	$ 1,930,291
Cost of revenue						(15,681,380)	(7,374)		(10,171,937)	(1,898,122)
Gross profit						87,416	15,479		125,841	32,169
Operating expenses						(2,079,989)	(1,517,758)		(4,419,331)	(6,425,572)
Loss from operations						(1,992,573)	(1,502,279)		(5,198,364)	(10,863,015)
Fair value variation						(17,502,596)		$ (17,502,596)	2,024,465	(82,844)
Other income						76,102	9,047		474,954	532,593
Other expense						(7,206)	(43,017)		(309,121)	(665,795)
Net loss from continuing operations						(19,426,273)	(1,536,249)		(4,887,460)	(12,178,813)
Operating expenses									(4,419,331)
Allowance for credit loss									(2,098)	(3,450,141)
Inventory write-down									(902,776)
Loss on acquisition		$ (113)	$ (1,859,071)	$ (45)	$ (20,164)				(20,210)
Goodwill impairment									(1,859,184)
Other income									474,954
Impairment loss on assets held for sale										203,973
Loss from investment										(1,092,169)
Interest expense, net										(7,583)
Gain from discontinued operations	[1]									3,206,078
Net loss						(19,426,273)	$ (1,536,249)		(4,890,555)	(8,972,735)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues, net						15,768,796			10,298,669
Cost of revenue						(15,681,380)			(10,172,828)
Gross profit						87,416			125,841
Operating expenses						(2,079,989)
Loss from operations						(1,992,573)			(5,198,364)
Fair value variation						(17,502,596)			2,024,465
Other income						76,102
Other expense						(7,206)			(309,121)
Net loss from continuing operations						(19,426,273)			(4,887,460)
Operating expenses									(4,419,331)
Allowance for credit loss									(2,098)
Inventory write-down									(902,776)
Loss on acquisition									(20,210)
Goodwill impairment									(1,859,184)
Other income									474,954
Homology of Medicine and Food Series [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues, net						1,426,832			6,349,252
Cost of revenue						(1,408,815)			(6,278,927)
Gross profit						18,017			70,325
Operating expenses						(155,181)
Loss from operations						(137,164)			48,213
Fair value variation
Other income						74,271
Other expense						(7,107)			(143)
Net loss from continuing operations						(70,000)			1,831,211
Operating expenses									(20,014)
Allowance for credit loss									(2,098)
Inventory write-down
Loss on acquisition									(20,210)
Goodwill impairment									(1,859,071)
Other income
Computing Power Product Series [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues, net						2,360,373			3,804,691
Cost of revenue						(2,290,396)			(3,777,292)
Gross profit						69,977			27,399
Operating expenses						(33,049)
Loss from operations						36,928			(33,587)
Fair value variation
Other income						177
Other expense						(9)			(71)
Net loss from continuing operations						37,096			(33,658)
Operating expenses									(60,986)
Allowance for credit loss
Inventory write-down
Loss on acquisition
Goodwill impairment
Other income
Maca Product [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues, net						11,981,591			144,726
Cost of revenue						(11,982,169)			(116,609)
Gross profit						(578)			28,117
Operating expenses						(270,238)
Loss from operations						(270,816)			(2,481,470)
Fair value variation
Other income						1,654
Other expense						(90)			(9,125)
Net loss from continuing operations						(269,252)			(2,420,360)
Operating expenses									(1,606,811)
Allowance for credit loss
Inventory write-down									(902,776)
Loss on acquisition
Goodwill impairment
Other income									70,235
Others Unallocated Headquarter Costs [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues, net
Cost of revenue
Gross profit
Operating expenses						(1,621,521)
Loss from operations						(1,621,521)
Fair value variation						(17,502,596)
Other income
Other expense
Net loss from continuing operations						$ (19,124,117)
Others Headquarter [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues, net
Cost of revenue
Gross profit
Loss from operations									(2,731,520)
Fair value variation									2,024,465
Other expense									(299,782)
Net loss from continuing operations									(602,231)
Operating expenses									(2,731,520)
Allowance for credit loss
Inventory write-down
Loss on acquisition
Goodwill impairment									(113)
Other income									404,719
Adjustments And Eliminations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues, net									(891)
Cost of revenue									891
Gross profit
Loss from operations
Fair value variation
Other expense
Net loss from continuing operations
Operating expenses
Allowance for credit loss
Inventory write-down
Loss on acquisition
Goodwill impairment
Other income
Maca Product Series [Member]
Segment Reporting Information [Line Items]
Revenues, net										1,930,291
Cost of revenue										(1,898,122)
Gross profit										32,169
Loss from operations										(10,863,015)
Other expense										(665,795)
Operating expenses										(6,425,572)
Allowance for credit loss										(3,450,141)
Inventory write-down										815,498
Other income										532,593
Impairment loss on assets held for sale										(203,973)
Fair value variation										(82,844)
Loss from investment										(1,092,169)
Interest expense, net										(7,583)
Gain from discontinued operations										3,206,078
Net loss										$ (8,972,735)

[1]	On June 7, 2024, the Company sold (i) NuZee Korea Ltd., a company incorporated in Korea, and (ii) NuZee Investment Co., Ltd., a company incorporated in Japan, each of which was a wholly owned subsidiary of the Company.